Convertible Debt (Details) - BFLY Operations Inc $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Debt Instrument [Line Items]
Gross proceeds	$ 50,000
Convertible debt
Debt Instrument [Line Items]
Gross proceeds	$ 50,000
Interest rate (in percent)	5.00%
Minimum percentage of approval by debt holders for redemption	50.00%
Maturity term (in years)	2 years
Numerator for obtaining price per share	$ 1,750,000
Conversion price per share | $ / shares	$ 10.27
Debt issuance costs	$ 1,500
Interest expense and amortization expense for the issuance costs	$ 1,000